Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Revenue [Abstract]
Schedule of Material Revenue Recognised	The following is an analysis of the Group’s revenue for the period from continuing operations.
	Six months ended June 30 2023 £’000	Six months ended June 30 2022 £’000
Type of goods or services
Retail[1]	376,386	497,790
Wholesale	35,984	68,888
Other sales[1]	6,192	16,542
	418,562	583,220

Timing of revenue recognition
Goods and services transferred at a point in time	413,561	575,225
Goods and services transferred over time	5,001	7,995
	418,562	583,220
[1]	Retail includes the aggregate retail sales price and ancillary products (including financing commission, warranty commission, paint protection and any add-ons), together with delivery charges and admin fees, from all vehicles sold through the Group’s retail channel in the year. Ancillary revenues were previously presented in “Other sales”. The comparatives for the six months ended June 30, 2022 have been restated for consistency (ancillary revenues were £17.5 million for the six months ended June 30, 2022).

Schedule of Revenue Expected to be Recognised in the Future Related to Performance Obligations	Revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the period end is summarized as below.
	At June 30, 2023 £’000	At December 31, 2022 £’000

Undelivered vehicles and service plans	18,853	19,374